CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT (Details) - $ / shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT
Number of shares authorized	250,000,000
Common stock, shares authorized	200,000,000	16,000,000	16,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	50,000,000
Preferred stock, par value	$ 0.0001